Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2024	2023

Cost:
Computers and software	$630	$620
Laboratory equipment	8,167	8,122
Furniture and office equipment	173	173
Leasehold improvements	6,524	6,503

	15,494	15,418
Less - Accumulated depreciation	(9,419)	(7,797)

Depreciated cost	$6,075	$7,621

Depreciation expenses amounted to $1,622, $1,822 and $1,721 for the years ended December 31, 2024, 2023 and 2022, respectively.

The majority of the Company’s property and equipment is located in Israel.